Leases (Details) - Schedule of lease obligations	12 Months Ended
Dec. 31, 2021 USD ($)
Schedule of lease obligations [Abstract]
Total payments
Amount representing interest
Lease obligation, net
Less lease obligation, current portion
Lease obligation, long-term portion
Total